Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Loss before income taxes consists of:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Non-PRC	(256,279)	(155,364)	(286,388)	(44,018)
PRC	(97,166)	(787,718)	(721,426)	(110,881)

	(353,445)	(943,082)	(1,007,814)	(154,899)

Income Tax (Expense) Benefits

Income tax (expense) benefits comprises of:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Current	(68,092)	(54,772)	(37,856)	(5,818)
Deferred	20,262	65,932	128,026	19,677

	(47,830)	11,160	90,170	13,859

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2015, 2016 and 2017 applicable to the PRC operations to income tax (expense) benefits is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Loss before income taxes	(353,445)	(943,082)	(1,007,814)	(154,899)

Income tax benefit computed at applicable tax rates (25%)	88,361	235,770	251,954	38,725
Non-deductible expenses	(19,216)	(16,610)	(5,468)	(840)
Research and development expenses	6,871	7,766	11,895	1,828
Effect of tax holidays	2,743	1,691	—	—
Preferential rate	6,183	(11,060)	(90,076)	(13,844)
Current and deferred tax rate differences	(2,876)	(1,521)	33,366	5,128
International rate differences	(90,773)	(51,392)	59,029	9,073
Tax exempted income	—	9,878	—	—
Unrecognized tax benefits	(529)	(14,525)	(6,259)	(962)
Deferred tax expense	(387)	1,516	2,851	438
Change in valuation allowance	(36,529)	(158,724)	(174,388)	(26,803)
Prior year provision to return true up	(1,678)	8,371	7,266	1,116

Income tax (expense) benefits	(47,830)	11,160	90,170	13,859

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share	The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Basic	0.006	0.003	—	—

Diluted	0.006	0.003	—	—

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2016	2017
	RMB	RMB	US$
Deferred tax assets
Non-current
Allowance for doubtful debt	25,224	33,978	5,223
Accrued salary and welfare	30,236	—	—
Accrued expenses	3,955	7,409	1,139
Tax losses	202,485	135,433	20,816
Property and equipment	15,098	7,642	1,175
Intangible assets	1,254	2,976	457
Capital lease	23,364	22,006	3,382
Deferred government grant	4,901	3,728	573
Depreciation and amortization generated from acquisitions	5,849	—	—
Disposal loss on long-term investments	—	57,697	8,868
Loss picked up on equity method investments	—	6,919	1,063
Valuation allowance	(211,690)	(104,970)	(16,134)

Total deferred tax assets	100,676	172,818	26,562

Deferred tax liabilities
Non-current
Intangible assets	148,003	97,915	15,049
Property and equipment	92,687	49,676	7,635
Capitalized interest expense	11,789	16,185	2,488
Gain picked up from equity method investments	22,221	27,097	4,165

Total non-current deferred tax liabilities	274,700	190,873	29,337

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	2016	2017
	RMB	RMB	US$
Balance at beginning of year	11,802	23,220	3,569
Reversal based on tax positions related to prior years	(258)	(8,880)	(1,365)
Additions based on tax positions related to the current year	11,676	4,825	742
Decrease due to disposal of subsidiaries	—	(7,583)	(1,165)

Balance at end of year	23,220	11,582	1,781